Segment Information - (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Segment Information
Revenue summary by segment		$ 861,272	$ 768,031	$ 733,457	$ 688,293	$ 811,443	$ 705,424	$ 707,113	$ 633,511	$ 3,051,053	$ 2,857,491	$ 2,991,693
Segment operating profit										180,947	(118,260)	101,429
Impairment of assets										(2,123)	(72,017)	(15,783)
Restructuring charges										(11,872)	(57,015)	(15,241)
Other income (expense)										(10,358)	(1,547)	9,466
Depreciation, Depletion and Amortization										74,072	82,594	78,644
Property, plant and equipment at cost		612,894				599,094				612,894	599,094
Operating Segments [Member]
Summary of Segment Information
Revenue summary by segment										3,051,053	2,857,491	2,991,693
Intersegment revenues										210,947	221,585	213,560
Segment operating profit										478,779	403,371	437,574
Depreciation, Depletion and Amortization										33,060	35,267	37,976
Property, plant and equipment at cost		292,589				314,119				292,589	314,119
Operating Segments [Member] | North America
Summary of Segment Information
Revenue summary by segment										1,407,707	1,415,050	1,590,532
Intersegment revenues										68,414	76,306	57,240
Segment operating profit										282,260	255,043	298,951
Depreciation, Depletion and Amortization										9,276	12,240	14,591
Property, plant and equipment at cost		128,755				137,669				128,755	137,669
Operating Segments [Member] | Asia Pacific
Summary of Segment Information
Revenue summary by segment										500,285	479,129	427,542
Intersegment revenues										85,395	99,268	113,116
Segment operating profit										66,394	62,760	62,414
Depreciation, Depletion and Amortization										7,748	7,710	6,520
Property, plant and equipment at cost		46,876				46,117				46,876	46,117
Operating Segments [Member] | EMEA
Summary of Segment Information
Revenue summary by segment										421,141	362,167	325,489
Intersegment revenues										56,582	46,011	43,204
Segment operating profit										61,388	44,029	28,433
Depreciation, Depletion and Amortization										4,042	3,724	5,042
Property, plant and equipment at cost		38,228				40,715				38,228	40,715
Operating Segments [Member] | Latin America
Summary of Segment Information
Revenue summary by segment										721,920	601,145	648,130
Intersegment revenues										556	0	0
Segment operating profit										68,737	41,539	47,776
Depreciation, Depletion and Amortization										11,994	11,593	11,823
Property, plant and equipment at cost		78,730				89,618				78,730	89,618
Corporate, Non-Segment [Member]
Summary of Segment Information
Corporate charges not allocated back to segments	[1]									(296,323)	(264,668)	(262,988)
Depreciation, Depletion and Amortization	[1]									41,012	47,327	40,668
Property, plant and equipment at cost	[1]	$ 320,305				$ 284,975				320,305	284,975
Segment Reconciling Items [Member]
Summary of Segment Information
Impairment of assets										(2,123)	(72,017)	(15,783)
Restructuring charges										(11,872)	(57,015)	(15,241)
Net non-routine income (expense)										12,486	(127,931)	(42,133)
Corporate And Reconciling Items [Member]
Summary of Segment Information
Reconciliation of Operating Profit (Loss) from Segments to Consolidated										$ (297,832)	$ (521,631)	$ (336,145)

[1]	Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.